Pensions and other post-employment benefits - Present value obligation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 487
Interest expense		€ 9	€ 15
Past service cost	(58)	(131)	52
Net defined benefit liability (asset) at end of period	992	487
Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(24,780)	(24,079)
Current service cost	(211)	(153)
Interest expense	(512)	(753)
Past service cost	63	140
Settlements	10	149
Total	(650)	(617)
Gain/(loss) from change in demographic assumptions	288	813
(Loss)/gain from change in financial assumptions	(2,007)	(2,391)
Experience gain/(loss)	100	71
Total	(1,619)	(1,507)
Translation differences	1,772	(480)
Contributions from plan participants	(121)	(130)
Benefits paid	1,906	2,044
Other	(9)	(11)
Total	3,548	1,423
Net defined benefit liability (asset) at end of period	(23,501)	(24,780)	(24,079)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	3,136
Net defined benefit liability (asset) at end of period	3,404	3,136
United States Pension benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(16,449)	(16,086)
Current service cost	(118)	(66)
Interest expense	(375)	(553)
Past service cost	(55)	(46)
Total	(548)	(665)
Gain/(loss) from change in demographic assumptions	202	759
(Loss)/gain from change in financial assumptions	(1,427)	(1,677)
Experience gain/(loss)	30	37
Total	(1,195)	(881)
Translation differences	1,451	(335)
Benefits paid	1,401	1,518
Total	2,852	1,183
Net defined benefit liability (asset) at end of period	(15,340)	(16,449)	(16,086)
United States Pension benefits | Present value of defined benefit obligation | Increase (decrease) due to reclassification
Net defined benefit
Net defined benefit liability (asset) at beginning of period	117	124
Net defined benefit liability (asset) at end of period		117	124
United States Post-employment benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,861)
Net defined benefit liability (asset) at end of period	(1,580)	(1,861)
United States Post-employment benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(2,325)	(2,384)
Interest expense	(54)	(79)
Past service cost	89	167
Total	35	88
Gain/(loss) from change in demographic assumptions	20	49
(Loss)/gain from change in financial assumptions	(203)	(231)
Experience gain/(loss)	85	39
Total	(98)	(143)
Translation differences	196	(53)
Contributions from plan participants	(92)	(105)
Benefits paid	260	284
Other	(15)	(12)
Total	349	114
Net defined benefit liability (asset) at end of period	(2,039)	(2,325)	(2,384)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(788)
Net defined benefit liability (asset) at end of period	(832)	(788)
Other pensions | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(6,006)	(5,609)
Current service cost	(93)	(87)
Interest expense	(83)	(121)
Past service cost	29	19
Settlements	10	149
Total	(137)	(40)
Gain/(loss) from change in demographic assumptions	66	5
(Loss)/gain from change in financial assumptions	(377)	(483)
Experience gain/(loss)	(15)	(5)
Total	(326)	(483)
Translation differences	125	(92)
Contributions from plan participants	(29)	(25)
Benefits paid	245	242
Other	6	1
Total	347	126
Net defined benefit liability (asset) at end of period	€ (6,122)	€ (6,006)	€ (5,609)